1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 28                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 31                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 28
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 28 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents:

                                The Facing Sheet


                                     PART A
                                     ------

     Prospectus for Class 1 shares of Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund is contained herein.

     Prospectus for Class 1 shares for Evergreen VA Core Bond Fund contained in Post-Effective Amendment No. 27 to Registration Statement No. 33-83100/811-08716 filed on July 24, 2002 is incorporated by reference herein.

     Prospectus for Class 2 for the following funds: Evergreen VA Blue Chip
      Fund, Evergreen VA Capital Growth Fund, Evergreen VA Core Bond Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
         Evergreen VA Strategic Income Fund contained in Post-Effective Amendment No. 27 to Registration Statement No. 33-83100/811-08716 filed on
               July 24, 2002 is incorporated by reference herein.


                                     PART B
                                     ------

Statement of Additional Information for Evergreen Offit VA Emerging Markets Bond
           Fund and Evergreen Offit VA U.S. Government Securities Fund
                              is contained herein.

       Statement of Additional Information for Evergreen VA Core Bond Fund
                      contained in Post-Effective Amendment
  No. 27 to Registration Statement No. 33-8100/811-08716 filed on July 24, 2002 is incorporated by reference herein.

           Statement of Additional Information for the following funds contained in Post-Effective Amendment No. 23 to Registration Statement No. 333-83100/811-08716 filed on April 30, 2002 is incorporated by reference: Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA
   Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and
     Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen
 VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity
                  Fund and Evergreen VA Strategic Income Fund.

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

See attached HTML file included in the subtemplate

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                  800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 16, 2002

  Evergreen Offit VA Emerging Markets Bond Fund ("Emerging Markets Bond Fund")
               Evergreen Offit VA U.S. Government Securities Fund
                      ("U.S. Government Securities Fund")

                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated September 16, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling 800.847.5397.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...........................................................1-1
INVESTMENT POLICIES.....................................................1-1
OTHER SECURITIES AND PRACTICES..........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES........................................1-3
EXPENSES................................................................1-4
SERVICE PROVIDERS.......................................................1-5

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND.........................................2-19
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................2-19
PERFORMANCE CALCULATIONS.................................................2-20
TAX INFORMATION..........................................................2-23
BROKERAGE................................................................2-25
ORGANIZATION.............................................................2-26
INVESTMENT ADVISORY AGREEMENT............................................2-27
MANAGEMENT OF THE TRUST..................................................2-29
CORPORATE BOND RATINGS...................................................2-33
ADDITIONAL INFORMATION...................................................2-39

                                       1-3

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a non-diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Non-Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Principal Protection Fund and Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus.

Money Market Instruments
U.S. Government Agency Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar  Rolls  (applicable  to U.S. Government  Securities  Fund only)
Covered Dollar Rolls (applicable to U.S. Government Securities Fund only) Securities Lending
Convertible  Securities (applicable to Emerging Markets Bond Fund only)
Warrants (applicable to Emerging Markets Bond Fund only)
Swaps, Caps, Floors and Collars (applicable to Emerging Markets Bond Fund only) Options and Futures Strategies
Brady Bonds  (applicable to Emerging  Markets Bond Fund only)
Obligations of Foreign  Branches of United States Banks
Obligations  of United  States  Branches of Foreign  Banks
Foreign Securities
Foreign Currency Transactions
Premium Securities  (applicable to U.S. Government  Securities  Fund only)
High Yield, High Risk Bonds (applicable to Emerging Markets Bond Fund only) Sovereign Debt Securities (applicable to Emerging Markets Bond Fund only) Illiquid and Restricted Securities
Investment in Other Investment  Companies
Short Sales
Municipal Securities (applicable to U.S. Government Securities Fund only)
Master Demand Notes (applicable to Emerging Markets Bond Fund only) Payment-in-kind Securities (PIKs) (applicable to Emerging Markets
Bond Fund only)
Zero Coupon "Stripped" Bonds
Mortgage-Backed or Asset-Backed Securities (applicable to U.S. Government Securities Fund only)
Variable or Floating Rate Instruments

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of August 31, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of each Fund.

         As of August 31, 2002, no person, to each Fund's knowledge, owned beneficially or of record more than 5% or more of the outstanding shares of each Fund.

                                    EXPENSES

Advisory Fees

     OFFITBANK Fund Advisors (OFFITBANK), a wholly owned subsidiary of Wachovia Bank, N.A., is the investment advisor to the Funds. Wachovia Bank, N.A., located at 301 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (Wachovia). For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

     OFFITBANK is entitled to receive from Emerging Markets Bond Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $200 million               0.80%
                  ---------------------------------- -----------------

         OFFITBANK is entitled to receive from U.S. Government Securities Fund an annual fee of 0.35% based on the Fund's average daily net assets.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. Since the Funds were not operational for the fiscal year ended December 31, 2001, they did not pay compensation. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

               ---------------------------------------------------------------
                                               Total Compensation from Trust
                                                 and Fund Complex Paid to
                          Trustee             Trustees for the twelve months
                                                     ended 12/31/2001*
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Laurence B. Ashkin**                       $40,250
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Charles A. Austin, III                     $93,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Arnold H. Dreyfuss**                       $43,250
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               K. Dun Gifford                            $109,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               James S. Howell***                         $40,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Leroy Keith, Jr.                           $92,500
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Gerald M. McDonnell                        $93,500
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Thomas L. McVerry                          $93,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Louis W. Moelchert, Jr.****                $92,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               William Walt Pettit                        $93,500
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               David M. Richardson                        $93,500
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Russell A. Salton, III                    $103,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Michael S. Scofield                       $120,000
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Richard J. Shima                           $93,500
               ---------------------------------------------------------------
               ---------------------------------------------------------------
               Richard K. Wagoner                         $93,000
               ---------------------------------------------------------------

* Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001.
     The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $55,800
Howell                   $28,000
McVerry                  $93,000
Moelchert                $92,000
Pettit                   $93,500
Scofield                 $39,375

** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
****On  January  2,  2002,  Louis  W.  Moelchert,   Jr.  resigned.  He  received
     compensation through December 2001.


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

           ====================================== =========================

              Average Daily Net Assets of the     Administrative Services
                      Evergreen Funds                       Fees
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    First $50 billion                        0.100%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                         0.090%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                         0.080%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                         0.075%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                  On assets over $125 billion                0.050%
           ====================================== =========================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:

                 ================================ ==================== ====================

                                                    Annual Fee Per       Annual Fee Per
                            Fund Type                Open Account*      Closed Account**
                 -------------------------------- -------------------- --------------------
                 Monthly Dividend Funds                 $26.75                $9.00
                 -------------------------------- -------------------- --------------------
                 Quarterly Dividend Funds               $25.75                $9.00
                 -------------------------------- -------------------- --------------------
                 Semiannual Dividend Funds              $24.75                $9.00
                 -------------------------------- -------------------- --------------------
                 Annual Dividend Funds                  $24.75                $9.00
                 -------------------------------- -------------------- --------------------
                 Money Market Funds                     $26.75                $9.00
                 ================================ ==================== ====================

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

   2-2

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Funds' investment objectives and the securities in which they primarily invest. The following describes other securities the Funds may purchase and investment strategies it may use. Some of the information below will not apply to the Funds. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

(i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii) Farmers Home Administration;

(iii) Federal Home Loan Banks;

(iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Foreign Currency Futures Transactions

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.


Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                            [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                           [OBJECT OMITTED]

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

 MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

     The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC and OFFITBANK Fund Advisors. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended December 31, 2001, the Audit Committee held four committee meetings.

     The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William
W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC, OFFITBANK Fund Advisors and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

Name and Date of Birth/Position with Trust/Beginning Year of Term of Office*/ Principal Occupations for Last Five Years/Number of Portfolios Overseen in Evergreen Funds complex/Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III DOB: 10/23/34/Trustee/1991/
Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

K. Dun Gifford DOB: 10/23/38/Trustee/1974/
Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

2-41

Leroy Keith, Jr. DOB: 2/14/39/Trustee/1983/
Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products
Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund/95/Trustee

                                      2-38
Gerald M. McDonnell DOB: 7/14/39/Trustee/1988/
Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Thomas L. McVerry DOB: 8/2/38/Trustee/1993/
Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

William Walt Pettit DOB: 8/26/55/Trustee/1984/
Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

David M. Richardson DOB: 9/19/41/Trustee/1982/
President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP
(communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Russell A. Salton, III MD DOB: 6/2/47/Trustee/1984/
Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

                                      2-42

Michael S. Scofield DOB: 2/20/43/Trustee/1984/
Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Richard J. Shima DOB: 8/11/39/Trustee/1993/
Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Interested Trustee:

Richard K. Wagoner, CFA** DOB: 12/12/37/Trustee/1999/
Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

                                      2-43

Trustee Ownership of Evergreen Funds shares

        Set forth below are the names of the Evergreen Funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
Trustee                                          Fund                         Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================
Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A., III* None
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen Funds through Deferred Compensation plans.

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits
Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Incorporated by reference to
               defining the rights of holders             Registrant's Post-Effective
               of the securities being                    Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 27 filed on July 24, 2002.
               Investment Management Company, LLC

(d)(2)         Investment Advisory and Management         Contained herein
               Agreement between the Registrant
               and OFFITBANK Fund Advisors

(d)(3)         Interim Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Investment Management Company,   Registrant's Post-Effective
               LLC and Pilgrim Baxter Value               Amendment No. 20 filed on April 25, 2001
               Investors, Inc.

(d)(4)         Form of Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Investment Management            Registrant's Post-Effective Amendment
               Company, LLC and Tattersall Advisory       No. 27 filed on July 24, 2002
               Group, Inc. (VA Foundation Fund and
               VA Core Bond Fund)

(d)(5)         Form of Portfolio Management Agreement     Incorporated by reference to
               between OppenheimerFunds, Inc. and         Registrant's Post-Effective
               Evergreen Investment Management            Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement     Incorporated by reference to
               between MFS Institutional Advisors, Inc.   Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(7)         Form of Portfolio Management Agreement     Contained herein
               between Marsico Capital Management, LLC
               and Evergreen Investment Management
               Company, LLC

(e)            Form of Principal Underwriting Agreement   Contained herein
               Class 2 (formerly Class L) shares

(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter amendment to Custodian Agreement    Incorporated by reference to
               between the Registrant and State Street    Registant's Post-Effective
               Bank and Trust Company (VA Core Bond Fund) Amendment No. 27 filed on July 24, 2002

(g)(3)         Letter amendment to Custodian Agreement    Contained herein
               between the Registrant and State Street
               Bank and Trust Company (Offit VA Emerging
               Markets Bond Fund and Offit VA US Government
               Securities Fund)

(h)(1)         Master Administrative Services Agreement   Contained herein
               between Registrant and Evergreen
               Investment Services, Inc.

(h)(2)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effecive Amendment No. 23
               Evergreen Service Company, LLC             Filed on April 30, 2002

(h)(3)         Letter amendment to Transfer Agent         Contained herein
               Agreement between the Registrant
               and Evergreen Service Company, LLC
               (VA Core Bond Fund, Evergreen Offit
               VA Emerging Markets Bonde Fund and
               Evergreen Offit VA U.S. Government
               Securities Fund)

(i)(1)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(i)(2)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective Amendment No.25
                                                          Filed on July 3, 2002

(j)            Consent of KPMG LLP                        Incorporated by reference to
               (VA Capital Growth Fund, VA Blue Chip      Registrant's Post-Effective Amendment No. 23
               Fund, VA Equity Index Fund, VA Fund,       Filed on April 30, 2002
               VA Foundation Fund, VA Global Leaders
               Fund, VA Growth and Income Fund, VA
               Growth Fund, VA High Income Fund, VA
               International Growth Fund, VA Masters
               Fund, VA Omega Fund, VA Small Cap Value
               Fund, VA Special Equity Fund, VA Strategic
               Income Fund)

(k)            Not applicable

(l)            Not applicable

(m)            Class 2 (formerly Class L) shares 12b-1   Contained herein
               Distribution Plan between the Registrant
               and Evergreen Distributor, Inc.

(n)            Not applicable

(o)            Multiple Class Plan                      Incorporated by reference to
                                                        Registrant's Post-Effective
                                                        Amendment No. 22 filed on August 1, 2001

(p)(1)         Code of Ethics                           Incorporated by reference to
                                                        Registrant's Post-Effective Amendment No. 23
                                                        Filed on April 30, 2002

(p)(2)         Code of Ethics-                           Contained herein
                OFFITBANK Fund Advisors

(p)(3)         Code of Ethics - MFS Institutional         Incorporated by reference to
               Advisors, Inc. (Sub-advisor to Evergreen   Registrant's Post-Effective
               VA Masters Fund)                           Amendment No. 20 filed on April 25, 2001

(p)(4)        Code of Ethics - OppenheimerFunds, Inc.     Incorporated by reference to
              (Sub-advisor to Evergreen VA Masters Fund)  Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(p)(5)        Code of Ethics -                            Contained herein
              Marsico Capital Management, LLC
              (Sub-advisor to Evergreen
              VA Masters Fund)


Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson              Chairman, Wachovia Corporation and Wachovia
                                 Bank, N.A., Chief Executive Officer,
                                 President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert T. Atwood                 Executive Vice President and Chief Financial
                                 Officer, Wachovia Corporation; Chief
                                 Financial Officer and Executive Vice
                                 President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of September, 2002.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of September, 2002.

/s/ William M. Ennis                     /s/ Michael H. Koonce             /s/ Carol A. Kosel
-------------------------               -----------------------------     --------------------------------
William M. Ennis*                       Michael H. Koonce*                 Carol A. Kosel
President                               Secretary                          Treasurer
 (Chief Operating Officer)                                                 (Principal Financial and
                                                                            Accounting Officer)

/s/ Charles A. Austin, III              /s/ Gerald M. McDonnell           /s/ Leroy Keith, Jr.
----------------------------            -----------------------------     -------------------------------
Charles A. Austin III*                  Gerald M. McDonnell*              Leroy Keith, Jr.*
Trustee                                 Trustee                           Trustee


/s/ K. Dun Gifford                      /s/ William Walt Pettit
-------------------------------         -----------------------------
K. Dun Gifford*                         William Walt Pettit*
Trustee                                 Trustee


/s/ Thomas L. McVerry                   /s/ Michael S. Scofield
------------------------------          --------------------------------
Thomas L. McVerry*                      Michael S. Scofield*
Trustee                                 Chairman of the Board
                                        and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner
------------------------------          --------------------------------
Richard J. Shima*                       Richard K. Wagoner*
Trustee                                 Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(d)(2)         Investment Advisory Agreement between Registrant
               and OffitBank Fund Advisors

(d)(7)         Form of Portfolio Management Agreement between
               Marsico Capital Management, LLC and
               Evergreen Investment Management Company, LLC

(e)            Form of Principal Underwriting Agreement for Class L shares

(g)(3) Letter amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company

(h)(1) Master Administrative Services Agreement between the Registrant and Evergreen Investment Services, Inc.

(h)(3) Letter amendment to Transfer Agent Agreement between the Registrant and Evergreen Service Company, LLC

(m)            Class 2 (formerly Class L) shares 12b-1 Distribution Plan

(p)(2)         Code of Ethics for OFFITBANK Fund Advisors

(p)(5)         Code of Ethics for Marsico Capital Management, LLC

                                 EXHIBIT (d)(2)
                         Investment Advisory Agreement

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 16th day of September 2002, by and between EVERGREEN VARIABLE ANNUITY TRUST, a Delaware business trust (the "Trust") and OFFITBANK FUND ADVISORS, a New York corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

                  (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

(a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

(b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

(a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;

(b)      all charges and expenses for bookkeeping and auditors;

(c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

(d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

(e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

(f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

(g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;

(h) all costs of certificates representing shares of the Trust or its Funds;

(i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

(j)      expenses  of  preparing,   printing,   and  mailing   prospectuses  and
         statements of additional information to shareholders of each Fund of the Trust;

(k)      all expenses of shareholders' and Trustees'  meetings and of preparing,
         printing,  and  mailing  notices,   reports,  and  proxy  materials  to
         shareholders of the Funds;

(l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents; (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and

(n)      all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                                     EVERGREEN VARIABLE ANNUITY TRUST
                                     By: /s/ Michael H. Koonce
                                     Name: Michael H. Koonce
                                     Title: Secretary

                                     OFFITBANK FUND ADVISORS
                                     By: /s/ Vincent Rella
                                     Name: Vincent Rella
                                     Title: Vice President

                                                       As of September 16, 2002

                                   Schedule 1

                  Evergreen Offit VA Emerging Markets Bond Fund
               Evergreen Offit VA U.S. Government Securities Fund

                                                       As of September 16, 2002

                                   Schedule 2

         As compensation for the Adviser's services to the Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

         I.       Evergreen Offit VA Emerging Markets Bond Fund

                                              Aggregate Net Asset
  Management Fee                              Value of Shares of the Fund

  0.90% of the first                          $200,000,000, plus
  0.80%of amounts over                        $200,000,000;

  computed as of the close of business on each business day.

         II.      Evergreen Offit VA Government Securities Fund

  0.35% of the Average Daily Net Assets of the Fund

  computed as of the close of business on each business day.

                                 EXHIBIT (g)(3)
                     Letter Amendment to Custody Agreement

State Street Bank and Trust Company
Lafayette Corporate Center
LCC/3SW
2 Avenue de Lafayette
Boston, MA  02111

         Re:      EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND
                  EVERGREEN OFFIT VA U.S. GOVERNMENT SECURITIES FUND

To:      William E. Monaghan, II, Vice President

         This is to advise you that Evergreen Variable Annuity Trust (the "Trust") has established two new series of shares to be known as EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND and EVERGREEN OFFIT VA U.S. GOVERNMENT SECURITIES FUND. In accordance with the Additional Funds provision of Section 18 of the Custodian Agreement dated 9/18/97 between the Trust and State Street Bank and Trust Company, the Trust hereby requests that you act as Custodian for the new series under the terms of the aforementioned contract.

         Please indicate your acceptance of the foregoing by executing two copies of this Letter Agreement, returning one copy to my attention and retaining one copy for your records.

Evergreen Variable Annuity Trust

By: /s/ Elizabeth A. Smith
    ----------------------
         Elizabeth A. Smith
Title:   Assistant Secretary

State Street Bank and Trust Company

By: /s/ William E. Monaghan, II
    ---------------------------
Title: Vice President

Agreed to as of the 16th day of September, 2002.

                                 EXHIBIT (h)(1)
                    Master Administrative Services Agreement

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").

                              W I T N E S S E T H:

         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:

1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

         (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

         (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

         (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

         (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

         (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

         (f) Prepare and file each Trust's tax returns;

         (g) Examine and review the operations of each Trust's custodian and transfer agent;

         (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

         (i) Prepare various shareholder reports;

         (j) Assist with the design, development and operation of new series of each Trust;

         (k) Coordinate shareholder meetings;

         (l) Provide general compliance services; and

         (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

         The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.

6.       DURATION AND TERMINATION.

         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.

 7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.

8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention: Chief Administrative Officer.

9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.

10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.

EVERGREEN  EQUITY TRUST
EVERGREEN  FIXED INCOME TRUST
EVERGREEN  MUNICIPAL TRUST
EVERGREEN  INTERNATIONAL  TRUST
EVERGREEN  MONEY MARKET TRUST
EVERGREEN  SELECT EQUITY TRUST
EVERGREEN  SELECT FIXED INCOME TRUST
EVERGREEN  SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST

By: /s/ Michael H. Koonce
    ---------------------
Name:  Michael H. Koonce
Title:  Secretary

EVERGREEN INVESTMENT SERVICES, INC.

By: /s/ Carol A. Kosel
    ------------------------
Name:  Carol A. Kosel
Title:  Senior Vice President

                                SCHEDULE A
                        (As of September 16, 2002)

                    EVERGREEN SELECT FIXED INCOME TRUST

                        Evergreen Adjustable Rate Fund
                           Evergreen Core Bond Fund

                    Evergreen Short Intermediate Bond Fund
                        Evergreen Fixed Income Fund II
                     Evergreen Select High Yield Bond Fund
                  Evergreen Intermediate Municipal Bond Fund
          (formerly Evergreen Intermediate Term Municipal Bond Fund)
                       Evergreen International Bond Fund
                        Evergreen Limited Duration Fund

                         EVERGREEN SELECT EQUITY TRUST

                        Evergreen Select Balanced Fund
                          Evergreen Core Equity Fund
                          Evergreen Equity Index Fund

                    Evergreen Select Small Cap Growth Fund
                    Evergreen Select Strategic Growth Fund
                         Evergreen Special Equity Fund
                        Evergreen Strategic Value Fund

                      EVERGREEN SELECT MONEY MARKET TRUST

                  Evergreen Cash Management Money Market Fund
            Evergreen Institutional 100% Treasury Money Market Fund
                   Evergreen Institutional Money Market Fund
              Evergreen Institutional Municipal Money Market Fund
              Evergreen Institutional Treasury Money Market Fund
           Evergreen Institutional U.S. Government Money Market Fund
               Evergreen Prime Cash Management Money Market Fund
                                   SNAP Fund

                           EVERGREEN MUNICIPAL TRUST

                   Evergreen Connecticut Municipal Bond Fund
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                   Evergreen High Grade Municipal Bond Fund
                   Evergreen High Income Municipal Bond Fund
                    Evergreen Maryland Municipal Bond Fund
                         Evergreen Municipal Bond Fund

                 Evergreen New Jersey Municipal Bond Fund
               Evergreen North Carolina Municipal Bond Fund
              Evergreen Offit California Municipal Bond Fund
               Evergreen Offit National Municipal Bond Fund
               Evergreen Offit New York Municipal Bond Fund
                Evergreen Pennsylvania Municipal Bond Fund
             Evergreen Short-Intermediate Municipal Bond Fund
               Evergreen South Carolina Municipal Bond Fund
                  Evergreen Virginia Municipal Bond Fund

                      EVERGREEN EQUITY TRUST

                 Evergreen Aggressive Growth Fund
                  Evergreen Asset Allocation Fund
                      Evergreen Balanced Fund
                     Evergreen Blue Chip Fund
                   Evergreen Capital Growth Fund
                  Evergreen Emerging Growth Fund
          (formerly Evergreen Small Company Growth Fund)
                   Evergreen Equity Income Fund
                     Evergreen Foundation Fund
                          Evergreen Fund
                 Evergreen Growth and Income Fund
                       Evergreen Growth Fund
                    Evergreen Health Care Fund
                Evergreen Large Company Growth Fund
                      Evergreen Masters Fund
                       Evergreen Omega Fund
                     Evergreen Premier 20 Fund
                  Evergreen Small Cap Value Fund
                   Evergreen Special Values Fund
                   Evergreen Stock Selector Fund
                Evergreen Tax Strategic Equity Fund
              Evergreen Tax Strategic Foundation Fund
                     Evergreen Technology Fund
           Evergreen Utility and Telecommunications Fund
                       Evergreen Value Fund

                   EVERGREEN FIXED INCOME TRUST

                  Evergreen Diversified Bond Fund
                  Evergreen High Yield Bond Fund

                Evergreen Mortgage Securities Fund
                  Evergreen Offit High Yield Fund
             Evergreen Offit Mortgage Securities Fund
          Evergreen Offit U.S. Government Securities Fund
                  Evergreen Strategic Income Fund
                  Evergreen U.S. Government Fund

                   EVERGREEN INTERNATIONAL TRUST

              Evergreen Emerging Markets Growth Fund
                   Evergreen Global Leaders Fund
                Evergreen Global Opportunities Fund
                Evergreen International Growth Fund
            Evergreen Offit Emerging Markets Bond Fund
                  Evergreen Precious Metals Fund

                   EVERGREEN MONEY MARKET TRUST

         Evergreen California Municipal Money Market Fund
           Evergreen Florida Municipal Money Market Fund
                    Evergreen Money Market Fund
               Evergreen Municipal Money Market Fund

         Evergreen New Jersey Municipal Money Market Fund
          Evergreen New York Municipal Money Market Fund
        Evergreen Pennsylvania Municipal Money Market Fund
               Evergreen Treasury Money Market Fund
            Evergreen U.S. Government Money Market Fund

                 EVERGREEN VARIABLE ANNUITY TRUST

           Evergreen Offit VA Emerging Markets Bond Fund
        Evergreen Offit VA U.S. Government Securities Fund
                    Evergreen VA Blue Chip Fund
                 Evergreen VA Capital Growth Fund
                    Evergreen VA Core Bond Fund
                  Evergreen VA Equity Index Fund
                   Evergreen VA Foundation Fund
                         Evergreen VA Fund
                 Evergreen VA Global Leaders Fund
                Evergreen VA Growth and Income Fund
                     Evergreen VA Growth Fund
                   Evergreen VA High Income Fund
              Evergreen VA International Growth Fund
                     Evergreen VA Masters Fund
                      Evergreen VA Omega Fund
                 Evergreen VA Small Cap Value Fund
                 Evergreen VA Special Equity Fund
                Evergreen VA Strategic Income Fund

                               SCHEDULE B
                    (As of September 16, 2002)

FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:

EVERGREEN SELECT FIXED INCOME TRUST

Evergreen Adjustable Rate Fund
Evergreen Core Bond Fund
Evergreen Short Intermediate Bond Fund
Evergreen Fixed Income Fund II**
Evergreen Select High Yield Bond Fund
Evergreen Intermediate Municipal Bond Fund
Evergreen International Bond Fund
Evergreen Limited Duration Fund

EVERGREEN SELECT EQUITY TRUST

Evergreen Select Balanced Fund
Evergreen Core Equity Fund
Evergreen Equity Index Fund
Evergreen Select Small Cap Growth Fund
Evergreen Special Equity Fund
Evergreen Strategic Value Fund

EVERGREEN MUNICIPAL TRUST

Evergreen  Connecticut  Municipal Bond Fund
Evergreen New Jersey  Municipal Bond Fund
Evergreen  Pennsylvania  Municipal Bond Fund
Evergreen  Offit  California Municipal  Bond Fund
Evergreen  Offit New York  Municipal  Bond Fund
Evergreen Florida High Income  Municipal Bond Fund
Evergreen  Florida  Municipal Bond Fund
Evergreen  Georgia  Municipal Bond Fund
Evergreen  Maryland  Municipal Bond Fund
Evergreen North Carolina  Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen  Virginia Municipal Bond Fund
Evergreen High Grade Municipal Bond Fund
Evergreen Municipal Bond Fund
Evergreen  Short-Intermediate  Municipal Bond Fund
Evergreen High Income  Municipal  Bond Fund
Evergreen  Offit National Municipal Bond Fund

EVERGREEN EQUITY TRUST

Evergreen Balanced Fund
Evergreen Foundation Fund
Evergreen Tax  Strategic  Foundation  Fund
Evergreen  Blue Chip Fund
Evergreen Growth and Income Fund
Evergreen  Equity Income Fund
Evergreen  Small Cap Value Fund
Evergreen  Special Values Fund
Evergreen  Value Fund
Evergreen Aggressive Growth Fund
Evergreen Asset Allocation Fund
Evergreen  Capital  Growth Fund
Evergreen  Emerging  Growth Fund
Evergreen Fund
Evergreen  Growth Fund
Evergreen  Masters Fund
Evergreen  Omega Fund
Evergreen Stock  Selector Fund
Evergreen  Large Company  Growth Fund
Evergreen  Premier 20 Fund
Evergreen Tax Strategic  Equity Fund
Evergreen  Health Care Fund
Evergreen Technology Fund
Evergreen Utility and Telecommunications Fund

EVERGREEN FIXED INCOME TRUST

Evergreen Diversified Bond Fund
Evergreen High Yield Bond Fund
Evergreen Mortgage Securities Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund

EVERGREEN INTERNATIONAL TRUST

Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Evergreen Precious Metals Fund

EVERGREEN VARIABLE ANNUITY TRUST

Evergreen  Offit  Emerging  Markets Bond Fund
Evergreen  Offit U.S.  Government Securities  Fund
Evergreen VA Blue Chip Fund
Evergreen VA Capital  Growth Fund
Evergreen  VA Core Bond  Fund
Evergreen  VA  Equity  Index  Fund
Evergreen  VA Foundation  Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen  VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA  International  Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special  Equity Fund
Evergreen VA Strategic Income Fund

   - 0.100% on first $50  billion  in  Fluctuating  Fund assets;
   - 0.090% on next $25  billion;
   - 0.080% on next $25  billion;
   - 0.075% on next $25  billion;
   - 0.050% on assets over $125 billion;

   * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

                                 SCHEDULE B
                       (as of September 16, 2002)

FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:

EVERGREEN SELECT MONEY MARKET TRUST

Evergreen  Institutional  Money Market Fund
Evergreen  Institutional  Municipal Money Market Fund
Evergreen  Institutional  Treasury Money Market Fund
Evergreen Institutional  100%  Treasury  Money Market Fund
Evergreen  Institutional  U.S. Government  Money  Market  Fund
Evergreen  Cash  Management  Money  Market Fund
Evergreen Prime Cash Management Money Market Fund
SNAP Fund**

EVERGREEN MONEY MARKET TRUST

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

  - 0.060% on first $60 billion in Money Market assets;
  - 0.055%  on next $40  billion;  - 0.050% on next $25 billion;
  - 0.040% on assets over $125 billion;

   * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

   ** Neither Fixed Income Fund II nor SNAP Fund pay an administrative services fee.

                                 EXHIBIT (h)(2)
                  Letter amendment to Transfer Agent Agreement

                                                EVERGREEN VARIABLE ANNUITY TRUST
                                                             200 Berkeley Street
                                                     Boston, Massachusetts 02116

                                                              September 16, 2002




Evergreen Service Company, LLC
200 Berkeley Street
Boston, Massachusetts 02116

To Whom It May Concern:

Pursuant to Paragraph 1 of the Master Transfer and Recordkeeping Agreement dated September 18, 1997 between Evergreen Service Company and various Funds (the "Agreement"), as defined in the Agreement, this is to notify Evergreen Service Company that Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund, each a series of Evergreen Variable Annuity Trust, hereby elect to become a Fund party to such Agreement.

                        EVERGREEN VARIABLE ANNUITY TRUST
                        on behalf of:
                        Evergreen Offit VA Emerging Markets Bond Fund Evergreen Offit VA U.S. Government Securities Fund

                                        By: /s/ Elizabeth A. Smith
                                            -----------------------
                                            Elizabeth A. Smith
                                            Assistant Secretary

Accepted and Agreed:

EVERGREEN SERVICE COMPANY


By:      /s/ Ann Marie Becker
         --------------------
         Ann Marie Becker
         Managing Director

         Dated as of  September 16, 2002
                     ------------------------------------------

                                  EXHIBIT (m)
             Distribution Plan of Class 2 (formerly Class L) Shares

                      DISTRIBUTION PLAN OF CLASS L SHARES
                      THE EVERGREEN VARIABLE ANNUITY TRUST

         SECTION 1. The Evergreen Variable Annuity Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class L shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of Class L shares ("Shares") of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                                        As of September 16, 2002

                                    EXHIBIT A

                        EVERGREEN VARIABLE ANNUITY TRUST

                  Evergreen Offit VA Emerging Markets Bond Fund

               Evergreen Offit VA U.S. Government Securities Fund

                           Evergreen VA Blue Chip Fund

                        Evergreen VA Capital Growth Fund

                           Evergreen VA Core Bond Fund

                         Evergreen VA Equity Index Fund

                          Evergreen VA Foundation Fund

                                Evergreen VA Fund

                        Evergreen VA Global Leaders Fund

                       Evergreen VA Growth and Income Fund

                            Evergreen VA Growth Fund

                          Evergreen VA High Income Fund

                     Evergreen VA International Growth Fund

                            Evergreen VA Masters Fund

                             Evergreen VA Omega Fund

                        Evergreen VA Small Cap Value Fund

                        Evergreen VA Special Equity Fund

                       Evergreen VA Strategic Income Fund

                                  EXHIBIT (e)
  Form of Principal Underiting Agreement for Class 2 (formerly Class L) Shares

                        FORM OF PRINCIPAL UNDERWRITING AGREEMENT

                        EVERGREEN VARIABLE ANNUITY TRUST

                                 CLASS L SHARES

         AGREEMENT made this 3rd day of August, 2001 by and between Evergreen Variable Annuity Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class L shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class L as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                                EVERGREEN VARIABLE ANNUITY TRUST



                                       By:

                                                EVERGREEN DISTRIBUTOR, INC.



                                       By:

                                                        As of September 16, 2002

                                    EXHIBIT A

                        EVERGREEN VARIABLE ANNUITY TRUST

                  Evergreen Offit VA Emerging Markets Bond Fund

               Evergreen Offit VA U.S. Government Securities Fund

                           Evergreen VA Blue Chip Fund

                        Evergreen VA Capital Growth Fund

                           Evergreen VA Core Bond Fund

                         Evergreen VA Equity Index Fund

                          Evergreen VA Foundation Fund

                                Evergreen VA Fund

                        Evergreen VA Global Leaders Fund

                       Evergreen VA Growth and Income Fund

                            Evergreen VA Growth Fund

                          Evergreen VA High Income Fund

                     Evergreen VA International Growth Fund

                            Evergreen VA Masters Fund

                             Evergreen VA Omega Fund

                        Evergreen VA Small Cap Value Fund

                        Evergreen VA Special Equity Fund

                       Evergreen VA Strategic Income Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                 AUGUST 3, 2001

                              Schedule of Payments

Class L Shares             Up to 0.25% annually of the average daily net asset
                           value of Class L shares of a Fund

                           A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

                                 EXHIBIT (p)(2)
                           Code of Ethics - OFFITBANK Fund Advisors

                               OFFITBANK

                                 Code of Ethics

         A.       Introduction.
                  ------------

         Access Persons of OFFITBANK (the "Adviser"), in conducting their personal securities transactions, owe a fiduciary duty to the Adviser's clients, including the funds for which the Adviser serves as investment adviser and the shareholders of such funds.1. The fundamental standard to be followed in personal securities transactions is that Access Persons may not take inappropriate advantage of their positions. All personal securities transactions by Access Persons must be conducted in such a manner as to avoid any actual or potential conflict of interest between the Access Person's interest and the interests of each client, or any abuse of an Access Person's position of trust and responsibility. Potential conflicts arising from personal investment activities could include buying or selling securities based on knowledge of each client's trading position or plans (sometimes referred to as front-running), and acceptance of personal favors that could influence trading judgments on behalf of a client. In addition to the foregoing, this Code of Ethics is intended to prevent Access Persons from engaging in any act, practice or course of business prohibited by Rule 17j-1 under the Investment Company Act of 1940 (the "Act").

         While this Code of Ethics is designed to address identified conflicts and potential conflicts, it cannot possibly be written broadly enough to cover all potential situations. In this regard, Access Persons are expected to adhere not only to the letter, but also the spirit, of the policies contained herein. For example, the restrictions contained herein on the purchase or sale of a security would include the purchase or sale of an equivalent security, such as the writing of an option to purchase or sell a security, and restrictions contained herein on personal securities transactions for an Access Person's account would apply equally to an account in which such Access Person has "beneficial ownership."2.

         In furtherance of the above principles, this Code of Ethics contains certain restrictions on personal securities transactions by personnel of the Adviser, certain restrictions on other activities of such personnel when an actual or potential conflict of interest between such personnel and a client may exist, and certain reporting requirements to enable the Adviser to ensure compliance with this Code of Ethics. Any questions regarding the application or scope of the restrictions and reporting requirements contained herein should be directed to Stephen B. Wells, the Adviser's Compliance Officer.

         For purposes of the restrictions and reporting requirements contained herein, personnel of the Adviser are divided into "Access Persons," "Investment Personnel" and "Portfolio Managers," with such categories determining which of the restrictions and reporting obligations in this Code of Ethics will apply to each individual:

         "Access Person" is the broadest category, and includes any officer or "advisory person" of the Adviser. All Investment Personnel and Portfolio Managers of the Adviser (each as defined below) are also considered "Access Persons." For purposes of this definition, "advisory person" is defined to include (a) any employee of the Adviser or a company which controls the Adviser, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by a client, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Adviser who obtains information concerning recommendations made to a client with regard to the purchase or sale of a security.

         "Investment Personnel" is the next broadest category, and includes Portfolio Managers of the Adviser (as defined below), as well as securities analysts, traders and other employees of the Adviser who provide information and/or advice to Portfolio Managers or who help execute Portfolio Managers' decisions.

         "Portfolio Manager" is the narrowest category, and includes only officers or employees of the Adviser having direct responsibility and authority to make investment decisions affecting a client.

         To the extent that this Code of Ethics conflicts with any other code of ethics or other policy to which an Access Person is also subject, this Code of Ethics shall control; except that if the other code of ethics or other policy is more restrictive than this Code of Ethics, such other code of ethics or other policy shall control.

B.        Prohibitions, Exemptions.

1.       Prohibited Purchases and Sales - Access Persons

         The  following  purchases  and  sales  are  prohibited  for all  Access
Persons:

a. No Access Person may purchase or sell, directly or indirectly, any security in which that Access Person has, or by reason of the transaction would acquire, any direct or indirect beneficial ownership and which to the actual knowledge of that Access Person at the time of such purchase or sale:

(i) is being considered for purchase or sale on behalf of any client account; or

(ii)     is being purchased or sold on behalf of any client account.

b. No Access Person may purchase or sell a security on any day during which a client account has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn.

2.       Prohibited Purchases and Sales - Investment Personnel

         In addition to the above prohibitions, the following purchases and sales are also prohibited for all Investment Personnel:

a. Investment Personnel may not profit in the purchase and sale, or sale and purchase, of the same security within a sixty (60) calendar day period.

b. Investment Personnel may not purchase, directly or indirectly, any security in an initial public offering.

3.       Prohibited Purchases and Sales - Portfolio Managers

         In addition to the above prohibitions, the following purchases and sales are also prohibited for all Portfolio Managers:

a. No Portfolio Manager may purchase or sell, directly or indirectly, any security in which that Portfolio Manager has, or by reason of the transaction would acquire, any direct or indirect beneficial ownership within seven (7) calendar days before or after a client account that such Portfolio Manager advises trades in that security.

4.       Exemptions From Certain Prohibitions.

         The  prohibited  purchase  and sale  transactions  described in section
         II.1.  above  do  not  apply  to  the  following  personal   securities
         transactions:

a. purchases or sales effected in any account over which the Access Person has no direct or indirect influence or control;

b. purchases or sales which are non-volitional on the part of either the Access Person or the relevant Fund or client account;

c. purchases which are part of an automatic dividend reinvestment plan (other than pursuant to a cash purchase plan option);

d. purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class --- ---- of its securities, to the extent the rights were acquired from that issuer, and sales of the rights so acquired; e. purchases or sales of (i) "long-term" debt securities (securities with a remaining maturity of more than 397 days) issued by the U.S. government or "short-term" debt securities (securities with a remaining maturity of 397 days or less) issued or guaranteed as to principal or interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government, (ii) bankers' acceptances and bank certificates of deposit, (iii) commercial paper and (iv) shares of registered open-end investment companies (each of the foregoing being referred to herein as "Exempt Securities"); and f. any purchase or sale which the Compliance Officer (or the Alternate Compliance Officer with respect to Compliance Officer personal securities transactions) approves on the grounds that its potential harm to the respective Funds is remote.

         Note: The prohibited purchase and sale transactions described in paragraphs III.B.1. through III.B.3. above do not apply to any purchase or sale, or series of related transactions, involving (i) 500 shares or less in the aggregate, if the issuer has a market capitalization (outstanding shares multiplied by the current price per share) greater than $500 million or (ii) an investment of $20,000 or less in the aggregate.

5.       Prohibited Recommendations - Access Persons

         All Access Persons are subject to the following restrictions on making recommendations to each client account:

a. Subject to certain exceptions for Exempt Securities, as indicated below, an Access Person may not recommend the purchase or sale of any security to or for any client account without having disclosed his or her interest, if any, in such security or the issuer thereof to Investment Personnel with no personal interest in the issuer of the security, including without limitation:

i. any direct or indirect beneficial ownership of any security (other than an Exempt Security) of such issuer, including any security received in a private securities transaction;
ii. any contemplated purchase or sale by such person of such security (other than an Exempt Security);
iii.     any position with such issuer or its affiliates; or
iv. any present or proposed business relationship between such issuer or its affiliates and such person or any party in which such person has a significant interest.

6.       Prohibited Recommendations - Investment Personnel

         In circumstances in which Access Persons are required to disclose an interest in a security or an issuer to Investment Personnel, as described above, the Adviser's decision to purchase or sell a security (or to recommend the purchase or sale of a security) of the same issuer for any client account shall be subject to an independent review by Investment Personnel with no personal interest in the issuer.

C.       Pre-Clearance of Personal Securities Transactions.

1. All Access Persons must obtain approval from the Compliance Officer prior to entering into any personal securities transaction involving the purchase or sale of any security, other than the transactions included in paragraph III.B.5.A.(i) through (iv) above.

2.       Every pre-clearance request shall contain the following information:

(i) the date of the proposed transaction, the title of the security and the number of shares or the principal amount of the security involved;
(ii) the nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);
(iii) the approximate price at which the transaction is expected to be effected; and
(iv) a description of any factors potentially relevant to an analysis of whether the Access Person may have a conflict of interest with respect to the transaction, including the existence of any substantial relationship between the transaction and securities held or to be acquired.

3. All Access Persons must provide to the Compliance Officer at the time pre-clearance is sought a description of any factors potentially relevant to a determination of whether pre-clearance should be granted, including the existence of any substantial economic relationship between the transaction and securities held or to be acquired by any client account.

4. Pre-clearance of a personal securities transaction shall be valid and in effect only for the business day on which pre-clearance is made; provided, however, that a pre-clearance will expire upon an Access Person becoming aware of facts or circumstances that would prevent a proposed personal securities transaction from being pre-cleared were such facts or circumstances made known to the Compliance Officer. Accordingly, if an Access Person becomes aware of new or changed facts or circumstances which gives rise to a question as to whether pre-clearance could be obtained if the Compliance Officer were aware of such facts or circumstances, the Access Person shall be required to so advise the Compliance Officer before proceeding with such personal securities transaction. 5. Private placements and other non-brokered securities transactions are included in the category of personal securities transactions that require pre-clearance. It is the responsibility of the Access Person to report to the Compliance Officer all such transactions upon the consummation thereof so that the Compliance Officer can maintain a current record of such non-brokered securities transactions. In determining whether to approve private placements and other non-brokered securities transactions involving Investment Personnel, the Compliance Officer will take into account, among other factors, whether the investment opportunity should be reserved for a client, and whether the opportunity is being offered to the individual by virtue of his or her position with the Adviser. 6. Personal securities transactions of the Compliance Officer shall be subject to the requirements under this Section III, except that any required approvals shall be obtained from, and any disclosures made to, the Alternate Compliance Officer rather than the Compliance Officer.

D.       Prohibitions on Gifts and Services.

1. Investment Personnel may not receive cash or non-cash gifts or other things of more than de minimis value from any person or entity that does business with or on behalf of any Fund or that performs services with respect to any client account.

2. Investment Personnel shall not serve on the boards of directors of publicly held companies, absent prior approval from the Board of Directors of each Fund. Such approval should be based on a determination that board service would be consistent with the best interests of the shareholders of that Fund.

E.       Reporting.

1.       Initial Reporting.

         All Investment Personnel must report all personal securities holdings upon commencement of status as such for the Adviser.

2.       Periodic Reporting.

a. Each Access Person shall, not later than 10 days after the end of each calendar quarter, provide a written representation to the Compliance Officer that during the prior quarter he/she complied with the pre-clearance and other policies contained in this Code of Ethics.

b. All Access Persons shall provide the Compliance Officer, on a timely basis, with copies of, or duplicate confirms from, the executing broker/dealer confirming any purchase or sale of a security and copies of, or duplicate statements from, the executing broker/dealer of all periodic statements for all securities accounts.

3.       Annual Reporting and Certification.

         All Access Persons are required to certify annually that they have read and understand this Code of Ethics and recognize that they are subject to the provisions hereof and will comply with the policy and procedures stated herein. Further, all Access Persons are required to certify annually that they have complied with the requirements of this Code of Ethics and that they have reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of such policies.

4.       Miscellaneous.

         Any report under this Code of Ethics may contain a statement that the report shall not be construed as an admission by the person making the report that the person has any direct or indirect beneficial ownership in the securities to which the report relates.

F.       Confidentiality.

         No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of the Adviser) any information regarding securities transactions by any Fund or consideration by any Fund or the Adviser of any such securities transaction.

         All information obtained from any Access Person hereunder shall be kept in strict confidence, except that reports of securities transactions hereunder will be made available to the Securities and Exchange Commission or any other regulatory or self-regulatory organization to the extent required by law or regulation.

G.       Sanctions.

         Any trades made in violation of the provisions set forth under paragraphs II.1.B, C and E must be unwound, or, if that is impractical, any profits realized on trades made in violation of these prohibitions must be disgorged to the appropriate Fund or Funds (or, alternatively, to a charitable organization) under the direction of the Compliance Officer.

         Upon discovering a violation of this Code of Ethics, the Board of Directors of the Adviser may impose any sanctions it deems appropriate, including a letter of censure or the suspension or termination of the employment of the violator.

SECURITIES TRANSACTION PRE-APPROVAL FORM

DATE:  ______________________

Name of Employee:  _______________________

Name of Security:  ________________________  Purchase  or  Sale  (circle one)

Price:  __________________________________

Shares/Face Amount:  _____________________

         Is the employee aware of any factors potentially relevant to a conflict of interest analysis, including the existence of any economic relationship between the transaction for which the employee is seeking approval and securities held or to be acquired by any registered investment company or private account advised by OFFITBANK?

                  Yes                                No


                           If yes, please describe.

                                          ------------------------------
                                          Signature

                  Approved                  Not Approved

Reviewed by:  _________________________
                  (Initials of Compliance Officer)

Forward to Stephen B. Wells

[GRAPHIC OMITTED]

                                   MEMORANDUM

TO:                                                                    DATE:

FROM:

RE:               Quarterly Transaction Report Confirmation

--------------------------------------------------------------------------------

Please complete and return immediately:

         I hereby certify that, during the _________ quarter of 199___, any security transaction that I effected for my own account or an account controlled by me was approved in advance by an OFFITBANK Compliance Officer or was otherwise in conformance with OFFITBANK's compliance policies.

--------------------
Print Name of Employee

--------------------
Signature of Employee

Dated:

                            ANNUAL CERTIFICATION FORM

         This is to certify that I have read and understand the OFFITBANK Code of Ethics dated July 1997 and that I recognize that I am subject to the provisions thereof and will comply with the policy and procedures stated therein.

-----------------------------
Employee signature

-----------------------------
Employee name (printed)


-----------------------------
Date

         Please sign two copies of this Certification Form, return one copy to the Compliance Officer, Stephen B. Wells, and retain the other copy, together with the Code of Ethics and Employee handbook, for your records.

--------
1 The term "Fund" is used herein to mean The OFFITBANK Investment Fund, Inc., The OFFITBANK Variable Insurance Fund, Inc., The CVO Greater China Fund, Inc., The Blanchard Flexible Income Fund, Inc., Accessor Funds, Inc. And any other registered investment company for which the Adviser serves as investment adviser or sub-investment adviser.

2 Such accounts would include accounts owned by the Access Person's spouse, minor children or other persons residing in the Access Person's household or to whose support the Access Person contributes significantly, and any other account in which the Access person has a pecuniary interest.

                                 EXHIBIT (p)(5)
                Code of Ethics - Marsico Capital Management, LLC

 Code of Ethics

Marsico Capital Management, LLC and The Marsico Investment Fund
 Page 16

                         MARSICO CAPITAL MANAGEMENT, LLC

                           THE MARSICO INVESTMENT FUND

                                 CODE OF ETHICS

A.       Introduction and Overview.............................................1
--       -------------------------


B.       Persons Covered by the Code...........................................2
--       ---------------------------


C.       General Conduct Guidelines for Personal Investments...................3
--       ---------------------------------------------------


D.1.     Prohibition on Purchases of Certain Securities........................4
----     ----------------------------------------------


D.2.     Exempted Transactions.................................................5
----     ---------------------


D.3.     Pre-Approval and Other Requirements for Selling Restricted Trading
----     -------------------------------------------------------------------
         Securities............................................................7
         ----------



E.1.     Reports About Securities Holdings and Transactions....................8
----     --------------------------------------------------


E.2.     Review of Reports and Other Documents................................11
----     -------------------------------------


F.       Violations of the Code...............................................11
--       ----------------------


G.1.     Miscellaneous Issues concerning Board Service, Gifts, and Limited
----     ------------------------------------------------------------------
         Offerings............................................................11
         ---------


G.2.     Recordkeeping Requirements...........................................12
----     --------------------------


G.3.     Board Approval and Annual Review Requirements........................12
----     ---------------------------------------------


G.4.     Certification of Compliance..........................................13
----     ---------------------------


G.5.     Effective Date.......................................................13
----     --------------


H.       Definitions..........................................................13
--       -----------


I.       Forms................................................................15
----     -----



A.       Introduction and Overview

         This is the Code of Ethics ("Code") of Marsico Capital Management, LLC ("MCM") and The Marsico Investment Fund (the "Funds") (together, "Marsico"). It is intended to help ensure that our professional and personal conduct preserves Marsico's reputation for high standards of ethics and integrity. It is also intended to ensure that we obey federal and state securities laws.

         We who are associated with Marsico owe fiduciary duties to our clients. One important part of our duty is to place the interests of our clients ahead of our own interests, and to avoid potential conflicts of interest. We have to avoid activities, interests, and relationships that might interfere, or appear to interfere, with our decisions for Fund shareholders and other clients. A conflict of interest can arise even if we don't intend it, and even if our clients don't take a loss.

         The Code is designed to help us avoid conflicts of interest in personal trading and related activities. It emphasizes three general principles:

1. We must place the interests of our clients first, including the Funds, their shareholders, and other clients. As fiduciaries, we must scrupulously avoid putting our own personal interests ahead of the interests of Marsico clients.

2. We must conduct all personal securities transactions consistently with the Code, and avoid any actual or potential conflict of interest and any abuse of our position of trust.

3. We must not take inappropriate advantage of our positions. The receipt of investment opportunities, perquisites, or gifts from persons seeking business with Marsico could call into question our independent judgment.

         The Code's rules apply to everyone identified in Section B below. It is your responsibility to become familiar with the Code and to comply with it. Compliance with the Code is a condition to employment with Marsico. Violations of the Code will be taken seriously and could result in sanctions against the violator, including termination of employment.

         The Code addresses a variety of issues, but cannot anticipate every situation. You are expected to follow both the letter and the spirit of the Code. Even if no specific Code provision applies, please avoid all conflicts of interest and abide by the general principles of the Code.

         Marsico may impose more stringent requirements or grant exemptions when necessary. Exemptions must be documented by the Compliance Department, and will be granted only when no harm to MCM's clients or the Funds is expected to result. Because regulations and industry standards can change, Marsico reserves the right to change any part of the Code. If you have any questions about the Code, please contact the Compliance Department or the General Counsel.

         Capitalized terms in the Code are defined in Section H below.

B.       Persons Covered by the Code

         The Code applies to all Covered Persons. Covered Persons include all Access Persons and all Employees (whether or not they are Access Persons).

         Some provisions of the Code apply indirectly to other persons, such as relatives, significant others, or advisers, if they own or manage securities or accounts in which a Covered Person has a Beneficial Ownership interest. For example, if you are a Covered Person, the Code's investment restrictions and reporting requirements apply both to you, and to securities or accounts (1) owned by a relative who lives in your home or whom you support, or by a non-relative who shares significant financial arrangements with you, or (2) managed by an adviser for you or a close relative. An exemption may apply to a Special Account that you don't directly or indirectly influence or control, as discussed in Sections D.2.e.(4) and E.1.

 Outside Trustees

         Special rules apply to Covered Persons who are Outside Trustees. An Outside Trustee is not subject to the investment restrictions or reporting requirements in Sections D.1, D.2, D.3, or E.1 unless that Outside Trustee knew or should have known, in the ordinary course of fulfilling his or her official duties as a Fund trustee, that during the 15-day period immediately before or after the Outside Trustee's transaction in a Covered Security, Marsico purchased or sold that security, or considered the purchase or sale of that security.

Covered Persons Not Employed by Marsico

         Some Covered Persons may be employed by employers other than Marsico. This may include, for example, any officer of the Funds' principal underwriter, Sunstone Distribution Services, LLC ("Sunstone"), or any employee of a person in a control relationship with MCM or the Funds, such as Bank of America
Corporation or an affiliate, if the officer or employee obtains information regarding the purchase or sale of Covered Securities by a Fund. Covered Persons who are not employed by Marsico may satisfy their obligations to comply with this Code by complying fully with their employer's code of ethics, subject to certain conditions listed below.1

         First, the Board of Trustees of the Funds, including a majority of the Outside Trustees, must have determined that the other employer's code of ethics contains procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by Rule 17j-1(b) under the Investment Company Act. The Board of Trustees also must have received a written certification by the other employer that it has adopted procedures reasonably necessary to prevent Access Persons from violating its code of ethics. Second, the Board of Trustees of the Funds, including a majority of the Outside Trustees, must approve any material change to the other employer's code of ethics no later than six months after adoption of the material change. Third, at least annually, the Board of Trustees must consider a written report that describes any issues arising under the other employer's code of ethics, and that certifies that the other employer has adopted procedures reasonably necessary to prevent Access Persons from violating the code.

C.       General Conduct Guidelines for Personal Investments

         As explained in Section D.1, the Code prohibits all of us Covered Persons from purchasing Restricted Trading Securities, but permits us otherwise to hold, acquire, or sell these and other types of securities in certain circumstances. SEC rules impose general conduct guidelines that apply to our personal investments that are permitted by the Code:

1. You may not acquire an interest in a Limited Offering or in an Initial Public Offering without the prior written approval of MCM.

2. You may not, in connection with your acquisition or sale of any Security Held or to be Acquired by a Fund:

         (a)  Employ any device, scheme, or artifice to defraud the Fund;

         (b) Make to the Fund any untrue statement of a material fact, or omit to state to the Fund a material fact necessary in order to make the statements made not misleading, in light of the circumstances under which the statements are made;

         (c) Engage in any act, practice, or course of business that would operate as a fraud or deceit upon any Fund; or

         (d)  Engage in any manipulative practice with respect to the Fund.

         Practices that may violate these guidelines include intentionally causing a Fund to act or fail to act in order to achieve a personal benefit rather than to benefit the Fund. Examples would include your causing a Fund to buy a Covered Security to support or drive up your investment in the security, or causing the Fund not to sell a Covered Security to protect your investment.

         Another practice that may violate these provisions would be your exploitation of your knowledge of Fund transactions to profit from their market effects. Further, because you have a duty to tell investment personnel about Covered Securities that are suitable for client investment, another violation may be your failure to recommend a suitable Covered Security or to purchase the Covered Security for a client to avoid a potential conflict with your personal transactions.

D.1.     Prohibition on Purchases of Certain Securities

         Personal investing by Covered Persons can create potential conflicts of interest and the appearance of impropriety. Unrestricted personal investing also could distract us from our service to clients by diverting resources or opportunities from client account management. Thus, Marsico has decided to prohibit all of us Covered Persons from purchasing any securities unless the purchase is an Exempted Transaction listed in Section D.2.2

         The  practical  effect of  combining  this  prohibition  with  Exempted
Transactions is to restrict your purchase of certain securities we call Restricted Trading Securities (if the purchase is made for any account in which you have a Beneficial Ownership interest, or made by you for any other account). The Restricted Trading Securities that you generally may not purchase include, without limitation, shares of common stock or preferred stock in a particular public operating company, shares of closed-end investment companies, corporate bonds, and options or other derivatives based on any of these securities.

         You may hold a Restricted Trading Security that was purchased before your association with Marsico. You also may otherwise acquire and hold a Restricted Trading Security through certain Exempted Transactions listed in Section D.2. In addition, you may sell a Restricted Trading Security if you comply with the sale pre-approval requirements in Section D.3.

D.2.     Exempted Transactions

         As a Covered Person, you may participate in the Exempted Transactions listed below. Exempted Transactions generally are exempted from the prohibition on purchases in Section D.1. and the sale pre-approval requirements in Section D.3., except as noted below. Exempted Transactions must still comply with other Code requirements, including the general conduct guidelines in Section C, and reporting requirements in Section E.1. If you have any doubt about how the Code applies to a particular transaction, please contact the Compliance Department or the General Counsel.

a.       Purchase or sale of securities that are not Covered Securities
         --------------------------------------------------------------
(subject only to Section E.1. reporting requirements for accounts that contain the securities)

         (1)......You may buy or sell without  restrictions any security that is not a Covered Security, including shares of registered open-end mutual funds, money market funds, Treasury securities, bank certificates of deposit, and high quality short-term debt instruments such as bankers' acceptances and commercial paper. Please note that no exemption covers shares of closed-end funds, which are Restricted Trading Securities.

b.  Purchase  or sale of  Covered  Securities  that are not  Restricted  Trading
Securities   (subject  to  conduct   guidelines   in  Section  C  and  reporting
requirements in Section E.1.)

         (1) ....You may buy or sell shares of  index-related  funds,  including exchange-traded open-end funds, unit investment trusts, and similar products that are linked to broadly based securities indices or sectors.

         (2)......You may buy or sell municipal bonds and notes.

         (3)......You may buy or sell any interest in foreign currency.

         (4)......You  may participate in  transactions in derivatives  that are based on securities other than Restricted Trading Securities (for example, options, futures, or other instruments that are based on Treasury bonds, municipal bonds, or foreign currency). No exemption applies to transactions in derivatives that are based on Restricted Trading Securities (such as options based on particular common stocks or corporate bonds).

         (5)......A financial adviser,  trustee, or other person may buy or sell securities that are not Restricted Trading Securities in a managed account for you (or for a person in whose securities you have a Beneficial Ownership interest). This permits managed accounts to buy mutual funds, Treasury securities, exchange-traded funds, municipal bonds, or foreign currency.

c.       Purchase (but not sale) of Restricted Trading Securities in limited
         --------------------------------------------------------------------
circumstances (subject to conduct guidelines in Section C, sale pre-approval requirements in Section D.3, and reporting requirements in Section E.1.)

         (1)......You  may  buy  (but  not  sell)  securities  through  dividend reinvestment plans (if you do not make discretionary additional purchases), or through rights offerings granted to all shareholders on a pro rata basis (such as rights to buy tracking or spinoff stock). MCM hereby grants approval to acquire an interest in an Initial Public Offering in this manner. Please note that any sale of Restricted Trading Securities obtained through dividend reinvestments or rights offerings must meet the sale pre-approval and other requirements in Section D.3.

         (2)  .....You  may buy (but not sell) an interest in any other  Initial
Public Offering only if you obtain MCM's prior approval (see attached form of Approval of Investment in Initial Public Offering).

d.       Sale (but not purchase) of Restricted Trading Securities in limited
         ----------------------------------------------------------------------
circumstances (subject to conduct guidelines in Section C, sale pre-approval requirements in Section D.3., and reporting requirements in Section
E.1.)

         (1)......You  may sell (but not buy) a Restricted  Trading  Security if you follow the sale pre-approval and other requirements in Section D.1.

e.   Purchase or sale of Restricted Trading Securities in limited circumstances
      --------------------------------------------------------------------------
(subject to conduct guidelines in Section C and reporting requirements in Section E.1.)

         (1)......You  may buy or sell  Restricted  Trading  Securities  through non-volitional transactions you don't control (such as when an issuer calls a security, a derivative instrument expires, or you receive a gift outside your control). If you acquire Restricted Trading Securities through a non-volitional transaction, but can control their sale, the sale is not an Exempted Transaction, and must meet the sale pre-approval and other requirements in Section D.3.

         (2)......You may buy or sell Restricted  Trading  Securities  including options under an employment arrangement, and may exercise or sell any options, if your employer or an affiliate issues the securities or options. MCM's prior approval is required if you acquire an interest in a Limited Offering (see attached form of Approval of Investment in Limited Offering).

         (3)......You may buy an interest in any other Limited Offering, such as an interest in a private company or a hedge fund, only if you obtain MCM's prior approval (see attached form of Approval of Investment in Limited Offering). Investments in a hedge fund (except a fund advised by MCM) will be subject to conditions similar to those for a Special Account discussed below. You may sell an interest in a Limited Offering without restrictions (unless you get an interest in an Initial Public Offering in return, which requires MCM's prior approval).

         (4)......A financial adviser,  trustee, or other person may buy or sell
Restricted Trading Securities in a managed Special Account for you (or for a person in whose securities you have a Beneficial Ownership interest) only if you obtain MCM's prior approval (see attached form of Special Account Certification). Approval will require that:

                  (a) You establish that the financial adviser, trustee, or other person who manages the Special Account has complete control over the account under a written grant of discretion or other formal arrangement, and that you have no direct or indirect influence or control over the Special Account or investment decisions made for it;

                  (b) You (and any related person) do not disclose to the financial adviser, trustee, or other person who manages the Special Account any action that Marsico may take or has or has not taken, or any consideration by Marsico of any security;

                  (c) The financial adviser, trustee, or other person who manages the Special Account does not disclose to you any investment decision to be implemented for the Special Account until after the decision has been implemented; and

                  (d) You complete the attached form of Special Account Certification (or its equivalent) and any other documents requested by MCM; you report the existence of the Special Account in your periodic holdings and transaction reports; and you report securities holdings and transactions in the Special Account through account statements or otherwise if requested.

         Whether an exemption will be granted for a Special Account will be determined on a case-by-case basis. MCM reserves the rights to require additional conditions as necessary or appropriate depending on the circumstances, and to revoke the exemption at any time.

D.3.     Pre-Approval and Other Requirements for Selling Restricted Trading
Securities

         As a Covered Person, you may sell a Restricted Trading Security acquired before your association with Marsico or through an Exempted Transaction, if you follow pre-approval and other procedures designed to avoid potential conflicts of interest.3 Please note that all sales that qualify as Exempted Transactions in Section D.2. are exempted from all sale requirements.

a. Preclearance: Before you sell any Restricted Trading Security, you must complete and submit a Preclearance Form (see attached form). MCM will treat the preclearance process as confidential, and will not disclose related information except as required by law or for appropriate business purposes. You may not preclear your own form. The persons authorized to sign the form are:

                  Compliance Assistant
                  Compliance Counsel
                  General Counsel

                  Vice President of Client Services

         You may not sell the Restricted Trading Security in question until you receive written preclearance. Preclearance requests will be reviewed as quickly as possible. Please remember that preclearance is not automatically granted. For example, if MCM is considering the purchase of the security for client accounts, preclearance may be denied until the client order is completed.

         Once preclearance is granted, it is valid only until the close of the next business day, and only for the security and amount indicated on the Preclearance Form. You may not increase the transaction size without completing a new Preclearance Form and obtaining written authorization. You may decrease its size without new authorization.

         Failure to obtain preclearance for a sale of any Restricted Trading Security is a serious breach of Marsico's rules. A violation may expose you to sanctions including termination of employment. Failure to obtain preclearance also may require your trade to be canceled, and you may be required to bear any loss that results. MCM, in its discretion, may require any profits from an unauthorized trade to be donated to a charity designated by MCM.

b. Holding Period: As a general principle, personal securities transactions should be for investment purposes rather than to generate short-term trading profits. As a result, you generally are prohibited from selling a Restricted Trading Security that you acquired within the previous 60 days. MCM may waive compliance with this requirement if you show that you have good cause to be excused (such as a need to sell investments to buy a home).

c. Blackout Period: You may not sell a Restricted Trading Security for either seven days before, or seven days after, a trade in the same security or an equivalent security for a Fund or other client. The application of the blackout period before a trade for a Fund or other client could lead to procedural difficulties, and could result in inadvertent violations of the Code. Nonetheless, Marsico has determined that the blackout period is an effective way to avoid even the appearance of impropriety. Thus, you should consider the consequences of the blackout period before deciding to sell holdings that MCM holds or may consider holding for clients.

         If a previous sale falls within the blackout period, you must try to cancel the transaction. If the transaction was precleared but cannot be canceled, MCM may impose a sanction if necessary or appropriate in the circumstances. Please contact the Compliance Department or the General Counsel if you have any question about the application of the blackout period.

E.1.     Reports About Securities Holdings and Transactions

         As a Employee, you must give MCM periodic written reports about your securities holdings, transactions, and accounts (and the securities or accounts of other persons if you have a Beneficial Ownership interest in them).4 SEC requirements mainly control these reports. The reports are intended to identify conflicts of interest that could arise when you invest in a Covered Security or hold accounts that permit these investments, and to promote compliance with the Code. Marsico is sensitive to privacy concerns, and will try not to disclose your reports to anyone unnecessarily. Report forms are attached.

         Failure to file a timely, accurate, and complete report is a serious breach of SEC rules. If you are late in filing a report, or file a report that is misleading or incomplete, you may face sanctions including identification by name to the Funds' board of directors, withholding of salary or bonuses, or termination of employment.

a. Initial Holdings Report: Within ten days after you begin employment with Marsico, you must submit to Marsico a report that contains:

         (1) ....The  name/title and symbol,  and the number of equity shares of
(or the principal amount of debt represented by) each Covered Security in which you had any direct or indirect Beneficial Ownership interest when you began employment with Marsico. You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain the information.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) that maintained any account in which any securities (Covered Securities or not) were held for your direct or indirect Beneficial Ownership when you began employment with Marsico, and the account numbers and names of the persons for whom the accounts are held.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it. A sample Letter to Broker or Other Institution is attached.

         (4)......The date that you submitted the report.

b.       Quarterly Transaction Report:  Within ten days after the end of each
         -----------------------------
calendar quarter, you must submit to Marsico a report that contains:

         (1)......With  respect  to any  transaction  during  the  quarter  in a
Covered Security in which you had any direct or indirect Beneficial Ownership interest:

                  (a) The date of the transaction, the name/title and symbol, interest rate and maturity date (if applicable), and the number of equity shares of (or the principal amount of debt represented by) each Covered Security involved;

                  (b) The nature of the transaction (i.e., purchase, sale, or other type of acquisition or disposition);

(c)                    The price at which the transaction in the Covered
Security was effected; and

(d) The name of the broker, dealer, bank, or other institution with or through which the transaction was effected.

You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain all of the information, or by referring to statements or confirmations known to have been received by Marsico.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) that maintained any account in which any securities (Covered Securities or not) were held during the quarter for your direct or indirect Beneficial Ownership, the account numbers and names of the persons for whom the accounts were held, and the date when each account was established.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution that has established a new account for the direct or indirect Beneficial Ownership of the Employee during the past quarter to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it.

         (4) .....The date that you submitted the report.

c.       Annual Holdings Report:    Annually, you must submit to Marsico a
         -----------------------
report, based on information that is current as of not more than 30 days before the report date, that contains:

         (1)......The  name/title and symbol, and the number of equity shares of
(or the principal amount of debt represented by) each Covered Security in which you had any direct or indirect Beneficial Ownership interest on the effective date. You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain the information, or by referring to statements or confirmations known to have been received by Marsico.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) with which you maintained any account in which any securities (Covered Securities or not) were held for your direct or indirect Beneficial Ownership of the Employee on the effective date, the account numbers and names of the persons for whom the accounts are held, and the date when each account was established.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it.

         (4)......The date that you submitted the report.

         Exception to requirement to list transactions or holdings: You need not list any securities holdings or transactions in any account over which you had no direct or indirect influence or control, unless requested by MCM. This may apply, for example, to a Special Account. You must still identify the existence of the account in your list of securities accounts.

         Please ask the Compliance Department or the General Counsel if you have questions about reporting requirements.

E.2.     Review of Reports and Other Documents

         The Compliance Department will promptly review each report submitted by Employees, and each account statement or confirmation from institutions that maintain their accounts. To ensure adequate scrutiny, a document concerning a member of the Compliance Department will be reviewed by a different member of the Compliance Department or the General Counsel.

F.       Violations of the Code

         The Compliance Department will promptly investigate any violation or potential violation of the Code, and recommend to the General Counsel appropriate action to cure the violation and prevent future violations. The Compliance Department will keep a record of investigations of violations, including actions taken as a result of a violation. If you violate the Code, you may be subject to sanctions including identification by name to the Funds' board of directors, withholding of salary or bonuses, or termination of employment. Violations of the Code also may violate federal or state laws and may be referred to authorities.

G.1.     Miscellaneous Issues concerning Board Service, Gifts, and Limited
Offerings

         Some conduct that does not involve personal trading may still raise concerns about potential conflicts of interest, and is therefore addressed here.

a. Service on Boards: As a Covered Person, you may not serve on the board of directors of any for-profit company or other for-profit organization without MCM's prior written approval. Approval will be granted only if MCM believes that board service is consistent with the interests of Marsico's clients. If board service is authorized, you and MCM must follow appropriate procedures to ensure that you and Marsico do not obtain or misuse confidential information. MCM also may require you to show that any securities you receive from the for-profit company or organization are appropriate compensation.

b. Gifts: On occasion, you may be offered gifts from clients, brokers, vendors, or other persons not affiliated with Marsico.

You may not accept extraordinary or extravagant gifts. You may accept gifts of a nominal value (i.e., no more than $100 annually from one person), customary business meals and entertainment if both you and the giver are present (e.g., sporting events), and promotional items (e.g., pens or mugs). You may not solicit gifts.

         You may not give a gift that has a fair market value greater than $100 per year to persons associated with securities or financial organizations, exchanges, member firms, commodity firms, news media, or clients of MCM. You may provide reasonable entertainment to these persons if both you and the recipient are present. Please do not give or receive gifts or entertainment that would be embarrassing to you or Marsico if made public.

c. Limited Offerings in Private Companies: If you acquire a Limited Offering in a private company, either before association with Marsico or through an Exempted Transaction, MCM may have to follow special procedures if it later seeks to purchase securities of the same issuer for clients. Specifically, if you play a part in MCM's consideration of the investment, your interest must be disclosed to all clients for whom MCM may make the investment. MCM's decision to invest also must be independently reviewed by other investment personnel with no personal interest in the issuer.

G.2.     Recordkeeping Requirements

         Marsico or its agents will maintain the following records at their places of business in the manner stated below. These records may be made available to the Securities and Exchange Commission for reasonable periodic, special, or other examinations:

o A copy of the Code that is in effect, and any Code that was in effect at any time within the past five years (maintained in an easily accessible place);

o A record of any violation of the Code, and of any action taken as a result of the violation (maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs);

o A copy of each report under Section E.1. required to be submitted by a Covered Person who is an Employee, including broker transaction confirmations or account statements (maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place);

o A record of all Covered Persons who are or were Employees within the past five years, and who are or were required to make reports under the Code (maintained in an easily accessible place);

o A record of all persons who are or were responsible for reviewing reports of Employees during the past five years (maintained in an easily accessible place);

o A copy of each report to the Board of Trustees of the Funds submitted under Section B or G.3. of the Code (maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place); and

o A copy of each written approval of an Employee's acquisition of securities in an Initial Public Offering or a Limited Offering, and each written approval of other transactions, such as a Preclearance Form (maintained for at least five years after the end of the fiscal year in which the approval was granted).

G.3.     Board Approval and Annual Review Requirements

         This Code and any material changes must be approved by the Board of Trustees of the Funds, including a majority of the Outside Trustees, within six months after the adoption of the material change. Each approval must be based on a determination that the Code contains provisions reasonably necessary to prevent Covered Persons from engaging in any conduct prohibited by Rule 17j-l(b) under the 1940 Act, including conduct identified in Section C above.

         At least annually, MCM will provide to the Board of Trustees of the Funds, and the Trustees will review, a written report that summarizes existing procedures concerning personal trading (including any changes in the Code), certifies that Marsico has adopted procedures reasonably necessary to prevent violations of the Code, describes any issues arising under the Code, including any material violations and sanctions imposed since the last report to the Board, and identifies any recommended changes to the Code.

G.4.     Certification of Compliance

         The Compliance Department will notify each Employee that he or she is subject to the Code and provide a copy of the Code. You will be asked to certify that you have read, understand, and have complied with or will comply with the Code. You must complete this Certification of Compliance on commencement of employment and annually thereafter.

G.5.     Effective Date

         The Code is effective as of November 15, 2001.

H.       Definitions

1. "Access Person" means (1) any director, officer, general partner, or Advisory Person of the Funds or of MCM, and (2) any director, officer, or general partner of a principal underwriter (such as Sunstone Distribution Services, LLC) who, in the ordinary course of business, makes, participates in, or obtains information regarding, the purchase or sale of Covered Securities by a Fund, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to a Fund regarding the purchase or sale of Covered Securities.

2. "Advisory Person of the Funds or of MCM" means (1) any employee of the Funds or MCM (or of any company in a control relationship to the Funds or MCM, such as Bank of America Corporation or its affiliates) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by a Fund, or whose functions relate to the making of any recommendations with respect to those purchases or sales; and (2) any natural person in a control relationship to the Funds or MCM who obtains information concerning recommendations made to a Fund with regard to the purchase or sale of Covered Securities by the Fund.

3. "Beneficial Ownership" has the same meaning as under Section 16 of the Securities Exchange Act of 1934 and Rule 16a-1(a)(2) under the Act. Under those provisions, a person generally is the beneficial owner of (or has a Beneficial Ownership interest in) any securities in which the person has or shares a direct or indirect pecuniary interest. A person's Beneficial Ownership interest ordinarily extends to securities held in the name of a spouse, minor children, relatives resident in the person's home, or unrelated persons in circumstances that suggest a sharing of financial interests, such as when the person makes a significant contribution to the financial support of the unrelated person, or shares in profits of the unrelated person's securities transactions. Key factors in evaluating Beneficial Ownership include the person's ability to benefit from the proceeds of a security, and the extent of the person's control over the security.

4. "Covered Person" means any person subject to the Code, including any Access Person or Employee.

5. "Covered Security" means any security, as defined in Section 2(a)(36) of the Investment Company Act, except (1) direct obligations of the U.S. government;
(2) bankers' acceptances, bank certificates of deposit, commercial paper, and high-quality short-term debt instruments, including repurchase agreements; or
(3) shares issued by open-end registered investment companies (also known as mutual funds).

6.       "Employee" means any Marsico Employee or temporary employee of Marsico.

7. "Exempted Transaction" means a securities transaction listed in Section D.2. The purchase or sale of a security through an Exempted Transaction generally is exempted from the prohibition on purchases in Section D.1., and the sale pre-approval requirements in Section D.3., unless otherwise noted in Section VI. An Exempted Transaction generally is not exempted from the general conduct guidelines in Section C, or the reporting requirements in Section E.1.

8. "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934.

9. "Limited Offering" means any offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) of the Act or pursuant to Rule 504, 505, or 506 under the Act. A Limited Offering generally includes any interest in a private company, hedge fund, or other unregistered operating company or investment company, and certain interests in stock options or other deferred compensation.

10. "Marsico Employee" means any officer, principal, or employee of MCM, and any officer, trustee, or employee of the Funds.

11. "Outside Trustee" means each member of the Board of Trustees of the Funds who is not an interested person of the Funds.

12. "Restricted Trading Security" means any security that a Covered Person generally may not purchase because of the prohibition on purchases in Section
D.1. Restricted Trading Securities include, without limitation, shares of common stock or preferred stock in a particular public operating company, shares of closed-end investment companies, corporate bonds, and options or other derivatives based on any of these securities. A Covered Person may otherwise hold, acquire, or sell a Restricted Trading Security, as explained in Section D.1.

13. "Security Held or to be Acquired by a Fund" means (1) any Covered Security that within the most recent 15 days (a) is or has been held by one of the Funds; or (b) is being or has been considered by a Fund or MCM for purchase by the Fund; and (2) any option to purchase or sell, and any security convertible into or exchangeable for, such a Covered Security.

14. "Special Account" means a managed account in which a financial adviser, trustee, or other person buys or sells Restricted Trading Securities for a Covered Person (or for a person in whose securities a Covered Person has a Beneficial Ownership interest), provided that the account meets the requirements described in Section D.2.e.(4).

I.       Forms

         Attached to the Code are the following forms:

o        Initial Personal Holdings Report;
o        Quarterly Personal Transaction Report;
o        Annual Personal Holdings Report;
o        Sample Letter to Broker or Other Institution;
o        Initial/Annual  Certification of Compliance with Code of Ethics;
o        Approval of Investment  in Limited  Offering;
o        Approval of  Investment  in Initial  Public Offering;
o        Special Account Certification; o Preclearance Form.

-------------------
1 The listed conditions do not apply to Sunstone's code because Sunstone is not an affiliated person of the Funds or MCM, and because no officer, director, or general partner of Sunstone serves as an officer, director, or general partner of the Funds or MCM. 2 This prohibition may not apply to Covered Persons who are employed by entities other than Marsico and are subject to another code of ethics, as described in Section B.

3 These requirements may not apply to Covered Persons who are employed by entities other than Marsico and are subject to another code of ethics, as described in Section B. 4 Covered Persons employed by entities other than Marsico and subject to another code of ethics should instead comply with its reporting requirements, as noted in Section B.

                                 EXHIBIT (d)(7)
                     Form of Portfolio Management Agreement

                              FORM OF SUBADVISORY AGREEMENT

         AGREEMENT made as of the 1st day of September, 2002, by and between Evergreen Investment Management Company, LLC, a Delaware corporation (the "Advisor"), and Marsico Capital Management, LLC, a Delaware limited liability company ("the Subadvisor").

         WHEREAS, the Advisor serves as investment adviser of the Evergreen VA Masters Fund ("Fund"), a series of The Evergreen Variable Annuity Trust ("the Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended ("the 1940 Act") and the Securities Act of 1933 ("the Registration Statement"); and

WHEREAS, the Trust is comprised of several separate investment portfolios, one of which is the Fund; and

         WHEREAS, the Advisor desires to avail itself of the services, advice and assistance of the Subadvisor to assist the Advisor in providing investment advisory services to the Fund; and

        WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended ("the Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Advisor;

         NOW,   THEREFORE,   in   consideration  of  the  terms  and  conditions
hereinafter set forth, it is agreed as follow:

        1. Employment of the Subadvisor. The Advisor hereby employs the Subadvisor to manage the investment and reinvestment of that portion of the Fund which the Advisor allocates to the Subadvisor from time to time ("the Account"), subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Subadvisor hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Subadvisor shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Advisor, the Fund or the Trust in any way. The Subadvisor may execute account documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its management of the Account.

         2. Rebalancing of the Fund. The Advisor intends to allocate approximately 25% of the existing net assets of the Fund for management by the Subadvisor. In addition to the Subadvisor, the Advisor intends to appoint or has appointed two other sub-advisers to assist in the management of the Fund's assets along with the Advisor, and intends to allocate to each sub-adviser (including the Advisor) 25% of all Fund new share purchases, purchase exchanges, and distribution reinvestment less share redemptions, redemption exchanges and cash distributions ("Net Flows"). The Advisor and the Subadvisor acknowledge that market action may result in each sub-adviser managing more or less than 25% of the Fund's assets at any point in time. The Advisor agrees that it will not actively reallocate Fund assets among the sub-advisers unless average daily net assets allocated to one sub-adviser (i) exceeds 35% or (ii) is less than 15%, in each case of average daily net assets of the Fund for three consecutive calendar months. Upon the occurrence of such an event, the Advisor may, but shall not be obligated to, reallocate Fund assets among the sub-advisers so as to provide for more equal distribution of Fund assets among the sub-advisers and itself. The Advisor may effect such rebalancing by reallocating existing Fund assets or by changing the allocation of Fund Net Flows, in its sole discretion. The Advisor shall provide each sub-adviser affected by such reallocation with at least 30 days prior written notice thereof.

     3. Obligations of Services to be Provided by the Subadvisor. The Subadvisor undertakes to provide the following services and to assume the following obligations:

         a. The Subadvisor shall have complete discretion to manage the investment and reinvestment of the portfolio assets of the Account, all without prior consultation with the Advisor, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect ("the Governing Documents") (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the Investment Company Act of 1940 ("1940 Act") and Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code") and (iii) any written instructions which the Advisor or the Trust's Board of Trustees may issue from time-to-time; provided, however, that for purposes of determining compliance with the Governing Documents and with applicable law, the Subadvisor may treat the Account as if it constituted the entire Fund. The Subadvisor shall have no responsibility with respect to the Fund's assets other than the assets in the Account. The Subadvisor also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect and provided in writing to the Subadvisor ("the Procedures"). The Advisor has provided to the Subadvisor copies of all Governing Documents and Procedures and shall promptly provide to the Subadvisor any amendments or supplements thereto. Advisor shall send such amendments to Subadvisor promptly, and Subadvisor shall be obliged to follow such amended procedures as of the date of their receipt or the effective date of such amendments, whichever is later. Subject to and in pursuance of the foregoing, the Subadvisor shall make all determinations with respect to the purchase and sale of portfolio securities with full power and authority to engage in such transactions, and shall take such action necessary to implement any such transactions. The Subadvisor shall render such reports to the Trust's Board of Trustees and the Advisor as they may reasonably request concerning the investment activities of the Account. Unless the Advisor gives the Subadvisor written instructions to the contrary, the Subadvisor shall, in good faith and in a manner which it reasonably believes best serves the interests of the Account's shareholders, vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Account. Subadvisor has the authority to tender or convert any securities in the Account; to execute waivers, consents and other instruments with respect to such securities; and to endorse, transfer or deliver such securities or to consent to any class action, plan or reorganization, merger, combination, consolidation, liquidation or similar plan with reference to such securities.

         b. The Advisor may direct the Subadvisor to effect up to 25% of all transactions in portfolio securities for the Account through broker-dealers in a manner that will help generate resources to pay the cost of certain expenses that the Trust is required to pay or for which the Trust is required to arrange payment or for any other lawful purposes. The Subadvisor will treat such a direction as a decision by the Advisor to retain, to the extent of the direction, the discretion that the Subadvisor otherwise would exercise to select broker-dealers and negotiate commissions for the Account. There may be occasions when the Subadvisor is unable to obtain best execution because, for example, the selected broker may not be as efficient in executing transactions as another broker would be, the trade cannot be aggregated with other trades sent to other brokers, or for other reasons. Absent instructions of the Advisor to the contrary, the Subadvisor shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Subadvisor shall seek to obtain best execution of all portfolio transactions executed on behalf of the Fund if the Subadvisor selects the broker and otherwise has meaningful control of the execution, provided that, so long as the Subadvisor has complied with
Section 28(e) of the Securities Exchange Act of 1934, the Subadvisor may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged. Specifically, the Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage or research services to the Subadvisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer offering equally good execution capability in the portfolio investment would have charged for effecting that transaction if the Subadvisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage or research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Subadvisor's overall responsibilities with respect to the Fund and to other clients of the Subadvisor as to which the Subadvisor exercises investment discretion.

         c. Subadvisor may use any entity affiliated with it, including Banc of America Securities, LLC ("BAS"), as a broker or dealer ("affiliated broker") to execute trades for the Fund. An affiliated broker generally will not act as principal for its own account, but will act as agent for other persons including the Fund. An affiliated broker may execute transactions for the Fund on an exchange floor, and receive and retain all commissions, fees, and benefits. An affiliated broker also may execute agency cross trades, in which the affiliated broker acts as broker for another customer in the same transaction in which it acts as broker for the Fund. Subadvisor will comply with all applicable legal requirements, including Rule 17e-1 under the Investment Company Act and Rule 206(3)-2 under the Investment Advisers Act and with the Procedures. Advisor is aware that the affiliation between the Subadvisor and an affiliated broker (such as BAS) could give the Subadvisor or its parent, Bank of America Corporation, an indirect interest in brokerage commissions received by the affiliated broker (such as BAS). This could create a potential conflict of interest when the Subadvisor considers whether to use an affiliated broker. Advisor is also aware that agency cross trades could create potentially conflicting divisions of loyalties and responsibilities, because the affiliated broker acts for and receives commissions from both parties, while the Subadvisor advises the Fund to enter into the trade. The Subadvisor will use an affiliated broker only when it believes that this is in the Fund's best interests because the broker is expected to provide best execution. Advisor may at any time revoke its consent to the execution of future agency cross trades for its account by giving written notice to Subadvisor or the affiliated broker, which will become effective after receipt.

         d. In connection with the placement of orders for the execution of the portfolio transactions of the Account, the Subadvisor shall create and maintain all necessary records pertaining to the purchase and sale of securities by the Subadvisor on behalf of the Account in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC") as required by applicable law, the Trust, the Advisor or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Subadvisor for the periods and in the places required by Rule 31a-2 under the 1940 Act.

         e. The Subadvisor shall bear its expenses of providing services pursuant to this Agreement. However, the Subadvisor shall not be obligated to pay any expenses of Advisor or the Fund, including without limitation, interest and taxes, brokerage commissions and other costs associated with the purchase or sale of securities and other investment instruments, custodian fees, and other Account expenses.

     4. Custody. Subadvisor will at no time have custody or physical control of the cash and assets in the Account, and will not be liable for any act or omission of the Fund's Custodian.

        5. Compensation of the Subadvisor. In full consideration of services rendered pursuant to this Agreement, the Advisor will pay the Subadvisor a fee at the annual rate set forth in Schedule A hereto of the value of the Account's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Subadvisor shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Subadvisor, the value of the Account's net assets shall be computed at the times and in the manner that the Fund's net assets are computed, as specified in the Governing Documents.

        6. Other Activities of the Subadvisor. The services of the Subadvisor hereunder are not to be deemed exclusive, and the Subadvisor shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired. The Subadvisor may give advice and take action with respect to other clients that may differ from the advice given to or the actions taken for the Fund, in terms of securities, timing, nature of transactions and other factors, so long as Subadvisor, to the extent practicable, attempts in good faith to allocate investment opportunities on a fair and equitable basis among its clients, including the Fund, taking into account factors such as their different investment objectives, restrictions, and cash positions. Other clients of Subadvisor, as well as Subadvisor, its principals, employees, affiliates and their family members, may hold and engage in transactions in securities also purchased or sold for the Fund, or about which Subadvisor has given advice to the Fund. Subadvisor has no obligation to purchase, sell or make recommendations for the Fund concerning any security which Subadvisor purchases, sells or recommends to any other client, or any security in which Subadvisor, its principals, employees, affiliates or their family members may invest.

         7. Use of Names. The Advisor shall not use the name of the Subadvisor or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Subadvisor; provided, however, that the Advisor may use the name of the Subadvisor and its affiliates in any such material that merely refers in accurate terms to the Subadvisor's appointment hereunder. The Subadvisor shall not use the name of the Trust or the Advisor in any material relating to the Subadvisor in any manner not approved prior thereto by the Advisor; provided, however, that the Subadvisor may use the name of the Advisor or the Trust in any material that merely refers in accurate terms to the appointment of the Subadvisor hereunder.

         8. Liability of the Subadvisor. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Subadvisor, the Subadvisor shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. No statement in this Agreement or any other document constitutes a representation by Subadvisor regarding the rate of growth or return of the Account. Neither Subadvisor nor any of its officers, directors or employees make any representations or warranties, express or implied, that any level of performance or investment results will be achieved by the Account or that the Account will perform comparably with any standard or index, including other clients of Subadvisor, whether public or private. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies which the Trust may have under any federal or state securities laws.

       9. Limitation of Trust's Liability. The Subadvisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Subadvisor agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Subadvisor shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

        10. Advisor Representations. Advisor represents that: (i) the retention of Subadvisor by Advisor as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Advisor; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Trust or the Advisor or their respective property is bound, whether arising by contract, operation of law or otherwise; (iii) this Agreement has been duly authorized by appropriate action of the Trustees and Advisor and when executed and delivered will be a legal, valid and binding obligation of the Advisor, enforceable against the Advisor in accordance with its terms, subject, as to enforcement, to laws affecting creditors' rights generally and general equitable principles; (iv) Advisor has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and instituted procedures reasonably necessary to prevent access persons under Rule 17j-1 from violating the code of ethics; (v) Advisor is not prohibited by applicable law, regulation or order from performing the services contemplated by this Agreement;
(vi) Advisor will promptly notify Subadvisor of the occurrence of any event that would disqualify Advisor from serving as investment manager of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise; and (vii) Advisor has received Part II of Subadvisor's current Form ADV.

        11. Subadvisor Representations. Subadvisor represents that: (i) the execution, delivery and performance of this Agreement does not violate any obligation by which the Subadvisor is bound, whether arising by contract, operation of law or otherwise; (ii) this Agreement has been duly authorized by appropriate action of the Subadvisor and when executed and delivered will be a legal, valid and binding obligation of the Subadvisor, enforceable in accordance with its terms; (iii) Subadvisor is registered as an investment adviser under the Advisers Act; (iv) Subadvisor has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and instituted procedures reasonably necessary to prevent access persons under Rule 17j-1 from violating the code of ethics; (v) Subadvisor is not prohibited by applicable law, regulation or order from performing the services contemplated by this Agreement; and (vi) Subadvisor will promptly notify Advisor of the occurrence of any event that would disqualify Subadvisor from serving as investment manager of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         12. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, for a period of two years from the date hereof and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, by the Advisor, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Subadvisor or by the Subadvisor upon 60 days' prior written notice to the Advisor, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Investment Advisory and Management Agreement between the Advisor and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and a vote of a majority of the outstanding voting securities shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Subadvisor and the Advisor, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities. Any amendment must be in writing and signed by both parties. Upon any termination of this Agreement, Subadvisor retains the right to complete any transactions open as of the termination date and to retain amounts in the Account to effect their completion. Upon any termination, it is Advisor's responsibility to issue written instructions regarding assets in the Account. Fees will be prorated to the date of any termination.

         13. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation or in the ordinary course of the Advisor's or Subadvisor's carrying out its duties as anticipated by this agreement. The Advisor hereby consents to the disclosure to third parties of investment results and other data of the Account in connection with providing composite investment results and related information of the Subadvisor.

     14. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         15. Notices. Any notices hereunder shall be in writing, duly signed by the party giving such notice, and shall be effective when received by the party to whom addressed at the address indicated below or to such other address as a party may designate in writing to the other party.

Advisor:
Evergreen Investment Management Company, LLC
200 Berkeley Street

Boston, Massachusetts  01922
Attention: Catherine F. Kennedy

Subadvisor:
Marsico Capital Management, LLC
1200 17th Street, Suite 1300
Denver, Colorado  80202
Attention:  Mary Watson

         16. Miscellaneous. This Agreement, including the Schedules attached hereto, constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof and supersedes all prior agreements, negotiations, representations and proposals, whether written or oral. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                        EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC



                          By: _________________________
                                Authorized Officer


                         MARSICO CAPITAL MANAGEMENT, LLC

                          By: ___________________________
                                   President

                                   SCHEDULE A

Evergreen VA Masters Fund               0.50% of average daily net assets of the
                                                              Account.

                                                September 16, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Post-Effective Amendment No. 28 to Registration Statement Nos. 33-83100/811-08716

Ladies and Gentlemen:

     On behalf of the Evergreen Variable Annuity Trust, a Delaware business trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to make non-material changes to the prospectus and statement of additional information of the Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund, each a new series of the Trust.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                                Very truly yours,

                                                /s/ Maureen E. Towle
                                                --------------------
                                                    Maureen E. Towle